Finance Lease Receivables - Disclosure of changes in finance lease receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Finance Lease Receivables [Abstract]
Finance lease receivable, beginning of year	$ 3,395,739	$ 3,922,391
Investment recognized	0	1,150,360
Investment derecognized	(0)	(1,389,065)
Lease payments received	(695,825)	(511,000)
Interest income recognized	270,442	223,053
Finance lease receivable, end of year	2,970,356	3,395,739
Current portion of Finance Lease Receivable	1,051,873	443,880
Long Term Portion of Finance Lease Receivable	$ 1,918,483	$ 2,951,859